Tax Receivable Agreement - Additional Information (Details) € in Thousands, $ in Millions	May 30, 2025 shares	Oct. 10, 2023 EUR (€) shares	Oct. 10, 2023 USD ($) shares	Jun. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)
Tax Receivable Agreement [Line Items]
Payments to the tax receivable agreement (tra)		85.00%	85.00%
Benefit of the remaining applicable tax savings		15.00%	15.00%
Future payments expected to be made under Tax Receivable Agreement		€ 298,900	$ 239.4
Future expected period of payment to be made under tax receivable agreement		12 years	12 years
TRA liability current				€ 33,441	€ 15,300
Carrying Value
Tax Receivable Agreement [Line Items]
TRA liability				364,200	359,900
TRA liability current				€ 33,400	15,300
Level 3 | Fair Value
Tax Receivable Agreement [Line Items]
TRA liability		€ 355,800			€ 343,600
Ordinary Shares
Tax Receivable Agreement [Line Items]
Shares repurchased of ordinary shares | shares	3,927,344	5,648,465	5,648,465